Economic Activity - Disclosure of Detailed Information About Business Combination for Oncomedica S.A. (Detail) - Oncomedica S.A [Member] S/ in Thousands	Apr. 21, 2022 PEN (S/)
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash	S/ 396,800
Cash and cash equivalents from Oncomedica S.A. and Subsidiaries	(15,966)
Net cash flows incurred	S/ 380,834